Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Inventories [Abstract]
Schedule of inventories
	December 31, 2021	December 31, 2020
Raw materials	$178,482	$253,613
Work in process	8,665	23,758
Finished goods	83,173	14,523
Total	270,320	291,894
Inventory write-down	(216,325)	(42,241)
Translation adjustments	(2,572)	(2,408)
Inventories, net	$51,423	$247,245